Note 10 - Financial Instruments	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]

10. Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, trade accounts receivable, other receivables, derivatives and amount due from related companies. The principal financial liabilities of the Company consist of long-term bank loans, derivatives, trade accounts payable, accrued expenses and amount due to related companies.

Interest rate risk

The Company enters into interest rate swap contracts as economic hedges to manage some of its exposure to variability in its floating rate long-term bank loans. Under the terms of the interest rate swaps the Company and the bank agree to exchange, at specified intervals, the difference between a paying fixed rate and receiving floating rate interest amount calculated by reference to the agreed principal amounts and maturities. Interest rate swaps allow the Company to convert long-term borrowings issued at floating rates into equivalent fixed rates. Even though the interest rate swaps were entered into for economic hedging purposes, they do not qualify for accounting purposes as fair value hedges, under the guidance relating to Derivatives and Hedging, as the Company does not have currently written contemporaneous documentation identifying the risk being hedged and, both on a prospective and retrospective basis, performing an effectiveness test to support that the hedging relationship is highly effective. Consequently, the Company recognizes the change in fair value of these derivatives in “(Loss) / gain on derivatives, net” in the unaudited condensed consolidated statements of operations. As of June 30, 2022, the Company had five open swap contracts for a notional amount of $40.0 million.

Concentration of credit risk

Financial instruments, which potentially subject the Company to significant concentration of credit risk consist primarily of cash and trade accounts receivable and derivative instruments. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluation of the relative credit standing of these financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with trade accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. The Company may be exposed to credit risk in the event of non-performance by its counterparties to derivative instruments; however, the Company limits its exposure by transacting with counterparties with high credit ratings.

Fair value of financial instruments

The estimated fair values of the Company's financial instruments such as cash and cash equivalents, restricted cash and amount due to / from related companies approximate their individual carrying amounts as of December 31, 2021 and June 30, 2022, due to their short-term maturity.  Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair value of the Company’s long-term bank loans, bearing interest at variable interest rates approximates their recorded values as of June 30, 2022, due to the variable interest rate nature thereof. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence fair values of the long-term bank loans are considered Level 2 items in accordance with the fair value hierarchy due to their variable interest rate, being the LIBOR.

The Company follows guidance relating to “Fair value measurements”, which establishes a framework for measuring fair value under generally accepted accounting principles, and expands disclosure about fair value measurements.  This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

The fair value of the Company's investment in forward freight agreement (“FFA”) contracts is determined based on quoted prices from the applicable exchanges and therefore is considered Level 1 of the fair value hierarchy as defined in guidance relating to "Fair value measurements".

The fair value of the Company’s interest rate swap agreements is determined using a discounted cash flow approach based on market-based LIBOR swap rates.  LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items. The fair values of the interest rate swap determined through Level 2 of the fair value hierarchy as defined in guidance relating to “Fair value measurements” are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allow value to be determined.

Recurring Fair Value Measurements

		Fair Value Measurement as of December 31, 2021
	Balance Sheet Location	Total,	(Level 1)	(Level 2)	(Level 3)

Assets
Interest rate swap contracts, long term portion	Assets, long-term asset portion	$210,113	-	$210,113	-

Liabilities
Interest rate swap contracts, current portion	Derivatives, current liability portion	$289,430	-	$289,430	-

		Fair Value Measurement as of June 30, 2022
	Balance Sheet Location	Total,	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contracts, current portion	Assets, current asset portion	$466,531	-	$466,531	-
FFA contracts, current portion	Assets, current asset portion	$482,670	$482,670	-	-
Interest rate swap contracts, long-term portion	Assets, long-term asset portion	$640,630	-	$640,630	-

Certain of the Company’s derivative financial instruments discussed above require the Company to periodically post additional collateral depending on the level of any open position under such financial instruments, which as of December 31, 2021 and June 30, 2022 amounted to nil and $475,831, respectively, and are included within “Restricted cash, current” in the unaudited condensed consolidated balance sheets.

The amount of (loss) / gain on derivatives, net recognized in the unaudited condensed consolidated statements of operations, is analyzed as follows:

Derivative not designated as hedging instrument	Location of (loss)/gain recognized	Six Months Ended June 30, 2021	Six Months Ended June 30, 2022
Interest rate swap contracts– Unrealized gain	(Loss) / gain on derivatives, net	282,009	1,186,478
Interest rate swap contracts - Realized loss		(147,164)	(193,349)
FFA contracts – Unrealized (loss) / gain		(4,130,661)	482,670
FFA contracts – Realized loss		(1,318,589)	-
Total (loss) / gain on derivatives		(5,314,405)	1,475,799